Total Assets, Liabilities and Property, Plant and Equipment and Intangible Assets per Geographic Market (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Information [Line Items]
Total assets	BRL 99,334,601	BRL 110,741,334
Property, plant and equipment assets	25,817,821	26,244,309
Intangible assets	11,780,136	13,553,821
BRAZIL
Segment Information [Line Items]
Total assets	91,648,303	103,098,596
Total liabilities	81,943,161	82,736,984
Property, plant and equipment assets	25,817,821	26,244,309
Intangible assets	11,780,136	13,553,821
Capital expenditures on tangible and intangible assets	3,565,454	5,259,714
Other, primarily Africa
Segment Information [Line Items]
Total assets	7,686,298	7,642,738
Total liabilities	745,000	851,273
Property, plant and equipment assets	466,049	506,347
Intangible assets	943,534	997,015
Capital expenditures on tangible and intangible assets	BRL 116,030	BRL 110,637